FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
33.	FAIR VALUE MEASUREMENTS

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Foreign currency derivatives and interest rate swap are classified within Level 2 because they are valued using models utilizing market observable and other inputs.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2015 are summarized below:

	Fair value measurements at December 31, 2014 using:
In millions of $	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2014

Cash and cash equivalents
- Time deposits	156.7	-	-	156.7
- Restricted cash	2.4	-	-	2.4

Foreign currency derivatives
- Financial assets	-	0.8	-	0.8
- Financial liabilities	-	-	-	-

	Fair value measurements at December 31, 2015 using:
In millions of $	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2015

Cash and cash equivalents
- Time deposits	200.0	-	-	200.0
- Restricted cash	172.2	-	-	172.2

Foreign currency / interest rate swap derivatives
- Financial assets	-	-	-	-
- Financial liabilities	-	0.8	-	0.8

Accrued expense and other liabilities
- Pension	-	-	6.5	6.5